Schedule of Subsequent Events (Details) (USD $)	6 Months Ended
May 31, 2014
Subsequent Events Schedule Of Subsequent Events 1	$ 1,262
Subsequent Events Schedule Of Subsequent Events 2	746
Subsequent Events Schedule Of Subsequent Events 3	250
Subsequent Events Schedule Of Subsequent Events 4	180
Subsequent Events Schedule Of Subsequent Events 5	574
Subsequent Events Schedule Of Subsequent Events 6	574
Subsequent Events Schedule Of Subsequent Events 7	2,086
Subsequent Events Schedule Of Subsequent Events 8	$ 1,500